UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Endowments, Growth and Income PortfolioSM
Investment portfolio

October 31, 2010
unaudited

Common stocks — 91.68%	Shares	Value

FINANCIALS — 14.23%
Wells Fargo & Co.	92,500	$2,412,400
Berkshire Hathaway Inc., Class A1	20	2,386,000
American Express Co.	42,000	1,741,320
Goldman Sachs Group, Inc.	7,500	1,207,125
Allstate Corp.	22,000	670,780
Chubb Corp.	10,000	580,200
JPMorgan Chase & Co.	15,000	564,450
U.S. Bancorp	16,000	386,880
Citigroup Inc.1	90,000	375,300
Lincoln National Corp.	13,000	318,240
BB&T Corp.	13,000	304,330
KeyCorp	30,000	245,700
		11,192,725

HEALTH CARE — 13.00%
Merck & Co., Inc.	61,000	2,213,080
Pfizer Inc	72,000	1,252,800
Eli Lilly and Co.	27,000	950,400
Novo Nordisk A/S, Class B	9,000	947,351
UnitedHealth Group Inc.	23,000	829,150
Bristol-Myers Squibb Co.	28,000	753,200
Becton, Dickinson and Co.	9,500	717,440
Johnson & Johnson	10,000	636,700
Abbott Laboratories	12,000	615,840
Medtronic, Inc.	13,000	457,730
Stryker Corp.	9,000	445,410
Baxter International Inc.	8,000	407,200
		10,226,301

CONSUMER STAPLES — 12.97%
Philip Morris International Inc.	45,000	2,632,500
Coca-Cola Co.	39,000	2,391,480
Wal-Mart Stores, Inc.	25,000	1,354,250
PepsiCo, Inc.	20,000	1,306,000
Procter & Gamble Co.	15,000	953,550
Kraft Foods Inc., Class A	25,000	806,750
Hershey Co.	8,000	395,920
Avon Products, Inc.	12,000	365,400
		10,205,850

INFORMATION TECHNOLOGY — 12.93%
Oracle Corp.	75,000	2,205,000
Cisco Systems, Inc.1	84,000	1,917,720
Microsoft Corp.	58,000	1,545,120
Google Inc., Class A1	2,300	1,409,877
Intel Corp.	40,000	802,800
International Business Machines Corp.	5,000	718,000
Texas Instruments Inc.	20,000	591,400
Maxim Integrated Products, Inc.	24,000	519,840
Hewlett-Packard Co.	11,000	462,660
		10,172,417

ENERGY — 11.74%
Exxon Mobil Corp.	35,000	2,326,450
Chevron Corp.	27,000	2,230,470
Schlumberger Ltd.	19,000	1,327,910
Royal Dutch Shell PLC, Class B (ADR)	16,000	1,029,120
TOTAL SA (ADR)	13,000	708,240
Penn West Energy Trust	27,500	626,360
ConocoPhillips	10,000	594,000
Occidental Petroleum Corp.	5,000	393,150
		9,235,700

INDUSTRIALS — 10.65%
Boeing Co.	26,000	1,836,640
Lockheed Martin Corp.	17,800	1,268,962
General Electric Co.	47,000	752,940
United Parcel Service, Inc., Class B	10,000	673,400
Honeywell International Inc.	13,000	612,430
Tyco International Ltd.	15,000	574,200
Emerson Electric Co.	10,000	549,000
Avery Dennison Corp.	15,000	545,250
Deere & Co.	7,000	537,600
Waste Management, Inc.	10,000	357,200
Pitney Bowes Inc.	16,000	351,040
Illinois Tool Works Inc.	7,000	319,900
		8,378,562

MATERIALS — 4.86%
Air Products and Chemicals, Inc.	10,500	892,185
Monsanto Co.	15,000	891,300
Dow Chemical Co.	20,000	616,600
E.I. du Pont de Nemours and Co.	12,000	567,360
Nucor Corp.	11,500	439,530
Alcoa Inc.	32,000	420,160
		3,827,135

CONSUMER DISCRETIONARY — 4.02%
Home Depot, Inc.	34,500	1,065,360
Time Warner Inc.	23,000	747,730
Walt Disney Co.	15,000	541,650
McDonald’s Corp.	6,000	466,620
Best Buy Co., Inc.	8,000	343,840
		3,165,200

TELECOMMUNICATION SERVICES — 3.14%
AT&T Inc.	61,500	1,752,750
Verizon Communications Inc.	22,000	714,340
		2,467,090

UTILITIES — 1.38%
Exelon Corp.	10,000	408,200
Southern Co.	9,000	340,830
PG&E Corp.	7,000	334,740
		1,083,770

MISCELLANEOUS — 2.76%
Other common stocks in initial period of acquisition		2,175,080

Total common stocks (cost: $59,612,333)		72,129,830

	Principal amount
Short-term securities — 8.01%	(000)

U.S. Treasury Bills 0.143%–0.15% due 11/26–12/9/2010	$3,000	2,999,573
Bank of America Corp. 0.22% due 11/1/2010	1,800	1,799,967
IBM Corp. 0.17% due 11/1/20102	800	799,996
Google, Inc. 0.20% due 1/19/20112	700	699,591

Total short-term securities (cost: $6,299,225)		6,299,127

Total investment securities (cost: $65,911,558)		78,428,957
Other assets less liabilities		243,033

Net assets		$78,671,990

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,499,587, which represented 1.91% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2010:

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$11,192,725	$—	$—	$11,192,725
Health care	10,226,301	—	—	10,226,301
Consumer staples	10,205,850	—	—	10,205,850
Information technology	10,172,417	—	—	10,172,417
Energy	9,235,700	—	—	9,235,700
Industrials	8,378,562	—	—	8,378,562
Materials	3,827,135	—	—	3,827,135
Consumer discretionary	3,165,200	—	—	3,165,200
Telecommunication services	2,467,090	—	—	2,467,090
Utilities	1,083,770	—	—	1,083,770
Miscellaneous	2,175,080	—	—	2,175,080
Short-term securities	—	6,299,127	—	6,299,127

Total	$72,129,830	$6,299,127	$—	$78,428,957

Federal income tax information

Gross unrealized appreciation on investment securities	$16,332,181
Gross unrealized depreciation on investment securities	(3,821,277)
Net unrealized appreciation on investment securities	12,510,904
Cost of investment securities for federal income tax purposes	65,918,053

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-980-1210O-S26792

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2010

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 29, 2010